Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	16 years